Note 36 Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial AssetsLoss Net	€ 121,000,000	€ 202,000,000
GainsOrLossesOnDerecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Available For Sale Financial Assets	5,000,000	102,000,000
Gains Or Losses On Derecognition Of Financial Assets And Liabilities Not Measured At Fair Value Through Profit Or Loss Net Other	115,000,000	100,000,000
Gains Losses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading	463,000,000	270,000,000
Gains Losses On Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	280,000,000	129,000,000
Gains Losses On Financial Assets At Fair Value Through Profit Or Loss	96,000,000	203,000,000
Gains (losses) on hedging instrument, fair value hedges	(81,000,000)	35,000,000
Subtotal gains or losses in financial assets and liabilities net	878,000,000	838,000,000
Gains or losses on net exchange differences	206,000,000	176,000,000
Gains Or Losses In Financial Assets And Liabilities	€ 1,084,000,000	€ 1,013,000,000